Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 1,886	$ 1,541	$ 1,574	$ 1,797
Provision for credit losses
Originations	169	165	481	448
Maturities	(205)	(171)	(550)	(560)
Changes in risk, parameters and exposures	385	69	848	(59)
Write-offs	(126)	(48)	(212)	(97)
Recoveries	9	9	24	37
Exchange rate and other	(67)	(25)	(114)	(26)
Balance at end of period	2,051	1,540	2,051	1,540
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	668	483	597	566
Provision for credit losses
Transfers to Stage 1	45	66	145	334
Transfers to Stage 2	(28)	(14)	(63)	(55)
Transfers to Stage 3	(3)		(7)	(2)
Originations	169	165	481	448
Maturities	(129)	(103)	(345)	(301)
Changes in risk, parameters and exposures	(34)	(48)	(120)	(444)
Exchange rate and other	(10)	(5)	(10)	(2)
Balance at end of period	678	544	678	544
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	632	590	585	794
Provision for credit losses
Transfers to Stage 1	(44)	(66)	(144)	(331)
Transfers to Stage 2	29	15	65	56
Transfers to Stage 3	(17)	(21)	(44)	(48)
Maturities	(76)	(68)	(205)	(259)
Changes in risk, parameters and exposures	208	130	477	354
Exchange rate and other	(10)	(5)	(12)	9
Balance at end of period	722	575	722	575
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	586	468	392	437
Provision for credit losses
Transfers to Stage 1	(1)		(1)	(3)
Transfers to Stage 2	(1)	(1)	(2)	(1)
Transfers to Stage 3	20	21	51	50
Changes in risk, parameters and exposures	211	(13)	491	31
Write-offs	(126)	(48)	(212)	(97)
Recoveries	9	9	24	37
Exchange rate and other	(47)	(15)	(92)	(33)
Balance at end of period	$ 651	$ 421	$ 651	$ 421